Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Detailed information on intangible assets
Research and development expense	€ 52,017	€ 50,506	€ 100,662	€ 96,423
Depreciation and amortisation expense	€ 386,860	€ 404,873	774,766	804,547
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense			€ 2,583	€ 2,531